CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of capital items

	Notes	December 31, 2020	December 31, 2019
Cash and cash equivalents	6	$941.5	$830.6
Short-term investments		6.0	6.1
		$947.5	$836.7
Capital items:
Long-term debt - 5.75% Senior Notes[1]	19(a)	$450.0	$—
Long-term debt - 7% Senior Notes[2]	19(b)	—	400.0
Long-term debt - Equipment Loans[3]	19(c)	28.2	20.7
Credit facility available for use	19(d)	498.3	499.6
Common shares		2,710.8	2,686.8
		$3,687.3	$3,607.1
1The carrying amount of the long-term debt excludes unamortized deferred transaction costs of the Notes of $7.2 million as at December 31, 2020 (December 31, 2019 – $nil).
2The carrying amount of the long-term debt excludes unamortized deferred transaction costs of the Notes of $nil as at December 31, 2020 (December 31, 2019 – $4.1 million).
3The carrying amount of the long-term debt excludes unamortized deferred transaction costs of the Equipment Loan of $0.2 million as at December 31, 2020 (December 31, 2019 – $0.3 million).